Exhibit 99.1

KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Morgan Stanley Mortgage Capital Holdings LLC (the “Company”)

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re:	BXP Trust 2017-CC – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file provided to us on August 2, 2017 containing information on one mortgage loan and one related mortgaged property (the “Data File”) which we were informed are to be included as collateral in the offering of the BXP Trust 2017-CC, Commercial Mortgage Pass-Through Certificates, Series 2017-CC. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file provided to us by the Company on August 2, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”).
●	The term “Cut-Off Date” means the payment date in August 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination, or review, the objective of which would be the expression of an opinion or conclusion, respectively on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The

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procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

August 2, 2017

Pittsburgh, PA

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
County	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Property Type	Appraisal/ Engineering Report
Property Type Detail	Appraisal/ Engineering Report
Year Built	Appraisal/ Engineering Report
Most Recent Renovation	Appraisal/ Engineering Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Whole Loan Original Balance	Loan Agreement/Promissory Note
Trust Loan Original Balance	Provided by the Company
Loan Purpose	Closing Statement/Loan Agreement
Borrower	Loan Agreement/Promissory Note
Sponsor	Loan Agreement/Promissory Note/Deed of Trust, Mortgage
Carve-Out Guarantor(s)	Guaranty of Recourse Obligations
Title Type	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Monthly P&I Payment	Loan Agreement/Promissory Note
Annual P&I Debt Service	Loan Agreement/Promissory Note
Interest Accrual Method	Loan Agreement/Promissory Note
Interest Accrual Start	Loan Agreement/Promissory Note
Interest Accrual End	Loan Agreement/Promissory Note

A-1

ATTACHMENT A

Attribute	Source Document(s)
Grace Period	Loan Agreement/Promissory Note
IO Term (mos)	Loan Agreement/Promissory Note
Original Amortization Term	Loan Agreement/Promissory Note
Origination Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
Interest Rate	Loan Agreement/Promissory Note
Administrative Fee Rate	Provided by the Company
Maturity Date	Loan Agreement/Promissory Note
Lockout Expiration Date	Loan Agreement/Promissory Note
Open Period Begin Date	Loan Agreement/Promissory Note
Prepay Description	Loan Agreement/Promissory Note
Appraisal Date	Appraisal
Appraisal Value	Appraisal
Fourth Most Recent NOI Date	Company Underwritten Cash Flow Statement
Fourth Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NOI Date	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NOI Date	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NOI Date	Company Underwritten Cash Flow Statement
Most Recent Description	Company Underwritten Cash Flow Statement
Most Recent Revenue	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Effective Gross Income	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten Replacement Reserve	Company Underwritten Cash Flow Statement

A-2

ATTACHMENT A

Attribute	Source Document(s)
Underwritten TI/LC Reserve	Company Underwritten Cash Flow Statement
Underwritten P&I NCF DSCR	Company Underwritten Cash Flow Statement
Major Tenant 1	Underwritten Rent Roll/Lease Agreement
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll/Lease Agreement
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll/Lease Agreement
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll/Lease Agreement
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll/Lease Agreement
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll
Lockbox	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Cash Management Agreement
Cash Management	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Cash Management Agreement
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II Report Date	Environmental Report
Seismic Report Date	Seismic Report
Seismic PML	Seismic Report
Ground Lease Expiration Date	Ground Lease
Ground Lessor	Ground Lease

A-3

ATTACHMENT A

Attribute	Source Document(s)
Additional Financing	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
In Place/Future	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Type	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Amount	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Lender	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Interest Rate	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Interest Accrual Method	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Amortization Type	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Origination Date	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Monthly IO Payment	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Annual IO Payment	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Monthly P&I Payment	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Additional Financing Annual Payment	Mezzanine Loan Agreement/Loan Agreement/Promissory Note
Real Estate Tax Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement
Real Estate Tax Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement
Insurance Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement
Insurance Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement
Replacement Reserve Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement
Replacement Reserve Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement
Immediate Repairs Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement
Immediate Repairs Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Rollover Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement
Rollover Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement
Other Escrow Required	Closing Statement/Loan Agreement/Reserve Agreement
Other Escrow 1 Description	Closing Statement/Loan Agreement/Reserve Agreement
Other Escrow 1 Initial	Closing Statement/Loan Agreement/Reserve Agreement
Other Escrow 1 – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Non Trust Loan Original Balance	Subtract the Trust Loan Original Balance from the Whole Loan Original Balance.
Whole Loan Cut-off Date Balance	Equal to the Whole Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Loan PSF	Whole Loan Original Balance divided by Total Property SF.
Trust Loan Cut-off Date Balance	Equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Non Trust Loan Cut-off Date Balance	Equal to the Non Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Monthly IO Payment	Trust Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by Interest Rate divided by 12 months.
Trust Loan Annual IO Debt Service	Trust Loan Monthly IO Payment multiplied by 12 months.
Whole Loan Monthly IO Payment	Whole Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by Interest Rate divided by 12 months.
Whole Loan Annual IO Debt Service	Whole Loan Monthly IO Payment multiplied by 12 months.
Net Interest Rate	Interest Rate minus Administrative Fee Rate.
Original Loan Term (mos)	Number of payments between and including the First Payment Date and the Maturity Date.
Remaining Loan Term (mos)	Original Loan Term (mos) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Whole Loan Balloon Balance	Equal to the Whole Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Trust Loan Balloon Balance	Equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Non Trust Loan Balloon Balance	Equal to the Non Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Cut-off Date LTV	Whole Loan Cut-Off Date Balance divided by Appraisal Value.
Maturity Date LTV	Whole Loan Balloon Balance divided by Appraisal Value.
Most Recent NOI	Most Recent Revenue minus Most Recent Expenses.
Underwritten NOI	Underwritten Effective Gross Income minus Underwritten Expenses.
Underwritten IO NOI DSCR	Underwritten NOI divided by Whole Loan Annual IO Debt Service.
Underwritten NOI Debt Yield	Underwritten NOI divided by Whole Loan Original Balance.
Underwritten NCF	Underwritten NOI minus the sum of Underwritten Replacement Reserve and Underwritten TI/LC Reserve.
Underwritten IO NCF DSCR	Underwritten NCF divided by Whole Loan Annual IO Debt Service.
Underwritten P&I NOI DSCR	Underwritten NCF divided by Annual P&I Debt Service.
Underwritten NCF Debt Yield	Underwritten NCF divided by Whole Loan Original Balance.
Additional Financing Cumulative Loan PSF	Additional Financing Amount divided by Total Property SF.
Additional Financing Cumulative LTV	Additional Financing Amount divided by Appraisal Value.
Additional Financing Cumulative IO DSCR on NCF	Underwritten NOI divided by Additional Financing Annual IO Payment.
Additional Financing Cumulative P&I DSCR on NCF	Underwritten NOI divided by Additional Financing Annual Payment.
Additional Financing Cumulative Debt Yield on NOI	Underwritten NOI divided by Additional Financing Amount.
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1